Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The CHRC does not take into account material nonpublic information when determining the timing and terms of equity awards, nor does it time disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal 2024, the Company did not grant stock options (or similar option awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any current report on Form 8-K that disclosed material nonpublic information. More broadly, the Company has not awarded stock options (or similar option awards) in fiscal 2024.

Award Timing Method	The CHRC does not take into account material nonpublic information when determining the timing and terms of equity awards, nor does it time disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The CHRC does not take into account material nonpublic information when determining the timing and terms of equity awards, nor does it time disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false